COMMITMENTS AND CONTINCENGIES	6 Months Ended
Apr. 30, 2022
COMMITMENTS AND CONTINCENGIES
COMMITMENTS AND CONTINCENGIES

NOTE 11 – COMMITMENTS AND CONTINCENGIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Operating Leases Commitment

The Company is a party to leases for office space. Rent expense under all operating leases, included in operating expenses in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss, amounted to approximately $212,000 and $90,000 for the six months ended April 30, 2022 and 2021, respectively.

NOTE 11 – COMMITMENTS AND CONTINCENGIES (continued)

Operating Leases Commitment (continued)

Supplemental cash flow information related to leases for the six months ended April 30, 2022 and 2021 is as follows:

	Six Months Ended April 30,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$153,206	$60,889
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$274,531	$74,234

The following table summarizes the lease term and discount rate for the Company’s operating lease as of April 30, 2022:

Operating Lease
Weighted average remaining lease term (in years)	1.36
Weighted average discount rate	4.75%

The following table summarizes the maturity of lease liabilities under operating lease as of April 30, 2022:

For the Twelve-month Period Ending April 30:	Operating Lease
2023	$355,955
2024	107,796
2025 and thereafter	—
Total lease payments	463,751
Amount of lease payments representing interest	(13,653)
Total present value of operating lease liabilities	$450,098

Current portion	$343,547
Long-term portion	106,551
Total	$450,098

Variable Interest Entity Structure

In the opinion of the management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of WFOE, VIE and VIE’s subsidiaries are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the VIE Agreements is remote based on current facts and circumstances.